Capital Stock (Tables)	12 Months Ended
Dec. 31, 2025
Capital Stock [Abstract]
Schedule of Fair Value Assumptions

Option Value and Assumptions
	2025	2024	2023
Weighted-average fair value per share	$141.40	$118.22	$83.59
Assumptions:
Risk-free interest rate	4.4%	4.3%	4.0%
Expected dividend yield	0.9%	1.1%	1.2%
Expected stock price volatility	29.1%	29.9%	29.0%
Expected option life (years)	6.4	6.3	6.2

Summary of Stock Option Activity

2025 Stock Option Activity
	Shares (in millions)	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in years)	Aggregate Intrinsic Value
Outstanding January 1	10.8	$214.87
Granted	1.0	392.36
Exercised	(1.2)	158.83
Canceled or forfeited	(0.2)	313.05
Outstanding December 31	10.4	$234.56	5.0	$1,246.1
Exercisable December 31	6.9	$195.53	3.7	$1,073.4
Options expected to vest	3.3	$309.91	7.5	$166.7

Summary of RSU and PSU Activity

Restricted Stock Units (RSUs) and Performance Stock Units (PSUs) Activity
	Shares (in millions)		Weighted-Average Grant Date Fair Value
	RSUs	PSUs	RSUs	PSUs
Nonvested on January 1	0.7	0.2	$290.58	$287.51
Granted	0.3	0.1	385.68	334.24
Vested	(0.3)	(0.1)	277.40	254.47
Canceled or forfeited	(0.1)	—	337.17	—
Nonvested on December 31	0.6	0.2	$344.25	$333.06